BIOLOGICAL ASSETS (Details Textual) ha in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) ha	Dec. 31, 2024 USD ($) ha	Dec. 31, 2023 USD ($) ha
Disclosure Of Biological Assets [Line Items]
Output of agricultural produce | ha	17,500	(19,600)	19,700
Gains (losses) on change in fair value less costs to sell of biological assets for current period	$ 204,646	$ 159,021	$ 264,477
Description of nature of activities of biological assets	total surface of 1.9 million hectares of which 1,152 thousand hectares are used for forestry planting, 490.1 thousand hectares are native forest, 122.8 thousand hectares are used for other purposes and 113.2 thousand hectares not yet planted.
Cost of sales	$ 4,546,861	4,634,149	$ 4,744,095
Area of forest plantations affected by fire | ha			47
Recover from catastrophic event | ha			12
Forest fires loss net of insurance compensation		2,841,000	$ 17,191,000
Percentage of loss from catastrophes net of insurance compensation			3.20%
Subsequent Event [member]
Disclosure Of Biological Assets [Line Items]
Cost of sales	$ 174,836	$ 290,470	$ 344,991
Brazil
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	20.60%
Argentina
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	8.30%
Chile
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	6.60%
Uruguay
Disclosure Of Biological Assets [Line Items]
Rate used to discount cash flows	8.00%